Cover	Sep. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 3 to Current Report on Form 8-K/A (the “Form 8-K/A”) amends the Current Report on Form 8-K of Sentient Brands Holdings Inc., a Nevada corporation (the “Company”), filed with the U.S. Securities Exchange Commission (“SEC”) on September 9, 2024 (the “Initial Form 8-K”), in which the Company reported, among other details, the execution of the Exchange Agreement (as defined below) and the related date of Closing (as defined below) of the Share Exchange (as defined below). The Company is filing this Form 8-K/A solely to disclose the extension of the date of Closing of the Share Exchange.
Document Period End Date	Sep. 03, 2024
Entity File Number	001-34861
Entity Registrant Name	SENTIENT BRANDS HOLDINGS INC.
Entity Central Index Key	0001358633
Entity Tax Identification Number	86-3765910
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	202-2897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false